Provisions - Schedule of Changes in Provision - Severance (Detail) - Retroactive unemployment plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Beginning balance	$ 297	$ 296
Current services costs	140	109
Interest expense on obligations	12	11
Actuarial gains	(21)	(36)
Payments of benefits	(104)	(87)
Exchange differences	(48)	4
Ending balance	$ 276	$ 297